CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	€ 18,419	€ 18,419	€ 32,005
Intangible assets	6,604	6,607	93
Property, plant and equipment	878	1,592	305
Other financial assets	12,870	11,708	1,342
Other assets	2,320	1,037	0
Total non-current assets	41,090	39,363	33,745
Current assets
Other financial assets	9,186	0	0
Other receivables and assets	24,845	9,231	14,784
Cash and cash equivalents	251,942	26,950	60,701
Total current assets	285,972	36,181	75,485
TOTAL ASSETS	327,062	75,544	109,230
Shareholders’ equity
Share capital	629	223	168
Premiums related to share capital	478,218	150,476	107,578
Reserves	112	0	0
Retained earnings	(135,209)	(82,770)	(39,361)
Net loss for the period	(147,740)	(60,740)	(42,452)
Total shareholders’ equity	196,010	7,189	25,934
Non-current liabilities
Retirement benefit obligations	629	610	693
Provisions	30	40	98
Borrowings	2,563	9,127	16,458
Convertible loan notes	42,295	19,332	18,191
Derivative instruments	0	566	9,932
Royalty certificates	12,229	3,287	0
Other financial liabilities	3,262	3,262	5,659
Total non-current liabilities	61,008	36,223	51,032
Current liabilities
Borrowings	1,655	10,077	9,608
Convertible loan notes	8,952	625	625
Derivative instruments	2,579	0	0
Other financial liabilities	3,509	3,521	1,112
Trade payables and other current liabilities	47,221	15,475	18,558
Tax and employee-related payables	6,073	2,300	2,200
Deferred income	52	133	162
Total current liabilities	70,042	32,132	32,265
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 327,062	€ 75,544	€ 109,230